Assets and liabilities related to contracts with customers	12 Months Ended
Dec. 31, 2025
Disclosure Of Deferred Income [Abstract]
Assets and liabilities related to contracts with customers
Note 21—Assets and liabilities related to contracts with customers
The Group has recognized the following assets and liabilities related to contracts with customers:

€ million	2025	2024
Current contract assets
Trade receivables	576	429
Provision for trade receivables	(70)	(80)

Trade receivables, net of provisions	506	349
Unbilled accrued revenue	175	139
Provision for unbilled accrued revenue	(23)	(4)

Unbilled accrued revenue, net of provisions	152	135
Deferred customer contract costs	8	2

Total	666	486

Non-current contract assets
Unbilled accrued revenue	133	137
Provision for unbilled accrued revenue	(42)	(30)

Unbilled accrued revenue, net of provisions	91	107
Deferred customer contract costs	19	1

Total	110	108
Current contract liabilities
Deferred income	303	225
Non-current contract liabilities
Deferred income	522	338

The following table shows the movement in deferred income recognized by the Group:

€ million	Non-current	Current
As at 1 January 2025	338	225
Business combination	322	130
Revenue recogni z ed during the year	—	(2,057)
New billings	—	2,006
Other movements*	(110)	12
Impact of currency translation	(28)	(13)
As at 31 December 2025	522	303

*	Other movements include reclassifications (between current and non-current, upfront and deferred, as well as against trade receivables)

€ million	Non-current	Current
As at 1 January 2024	337	224
Revenue recognized during the year	—	(1,884)
New billings	—	1,810
Other movements*	(12)	70
Impact of currency translation	13	5
As at 31 December 2024	338	225

*	Other movements include reclassifications (between current and non-current, upfront and deferred, as well as against trade receivables)